CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015
Income Statement [Abstract]
Revenues	$ 1,215	$ 1,782	$ 1,875	$ 3,255
Selling, general and administrative expenses	(3,574)	(10,025)	(7,614)	(19,409)
Impairment loss (see Note 3)	0	(30,402)	0	(30,402)
Operating loss	(2,359)	(38,645)	(5,739)	(46,556)
Other expense:
Other (expense)/income, net	2,161	1	(326)	3
Interest expense, net	(2,471)	(926)	(4,121)	(1,783)
Total other expense	(310)	(925)	(4,447)	(1,780)
Net loss before provision for income taxes	(2,669)	(39,570)	(10,186)	(48,336)
Income tax expense	(102)	0	(102)	0
Net loss from continuing operations	(2,771)	(39,570)	(10,288)	(48,336)
Net loss from discontinued operations	0	(5,124)	(36)	(9,773)
Net loss	(2,771)	(44,694)	(10,324)	(58,109)
Accretion of Convertible Redeemable Preferred Stock	22	74	44	148
Undeclared Series C Convertible Redeemable Preferred Stock Dividend	(1,017)	(306)	(1,511)	(613)
Add: Net loss attributable to non-controlling interest	141	522	424	689
Net loss attributable to Function(x) Inc. common stockholders	$ (3,625)	$ (44,404)	$ (11,367)	$ (57,885)
Net loss per common share - basic and diluted:
Net loss per common share - continuing operations, basic and diluted: (in dollars per share)	$ (1.13)	$ (28.25)	$ (3.64)	$ (37.21)
Net loss per common share - discontinued operations, basic and diluted (in dollars per share)	0.00	(3.69)	(0.01)	(7.56)
Net loss per share attributable to Function(x) Inc. common stockholders - basic and diluted (in dollars per share)	$ (1.13)	$ (31.94)	$ (3.65)	$ (44.77)
Weighted average common shares outstanding - basic and diluted (shares)	3,196,136	1,390,204	3,113,010	1,292,838